                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02423

                         Van Kampen Corporate Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 2/28/05

Item 1.  Reports to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Corporate Bond Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 28, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 2/28/05

                                A SHARES               B SHARES               C SHARES
                              since 9/23/71          since 9/28/92          since 8/30/93
--------------------------------------------------------------------------------------------
                                        W/MAX                  W/MAX                  W/MAX
                                        4.75%                  4.00%                  1.00%
AVERAGE ANNUAL             W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS               CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE

Since Inception              7.91%       7.75%      5.98%       5.98%      5.12%       5.12%

10-year                      6.85        6.32       6.34        6.34       6.03        6.03

5-year                       7.07        6.04       6.24        6.00       6.24        6.24

1-year                       4.05       -0.89       3.12       -0.83       3.12        2.13

6-month                      2.93       -2.03       2.55       -1.45       2.55        1.55
--------------------------------------------------------------------------------------------

30-Day SEC Yield                  3.70%                  3.14%                  3.14%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

Lehman Brothers Corporate Bond Index is a market-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more. Lipper Corporate BBB-Rated Index is an index of funds with similar investment objectives as this fund. Indexes are unmanaged and do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. Source: Lipper Inc.

Fund Report

FOR THE 6-MONTH PERIOD ENDED FEBRUARY 28, 2005

Van Kampen Corporate Bond Fund is managed by the Adviser's Taxable Fixed Income team.(1) Members of the team include David S. Horowitz, Managing Director of the Adviser.

MARKET CONDITIONS

The period began in the midst of a slow down in economic recovery brought on by lower-than-expected and downward revisions to prior payroll gains, resulting in a downward trend in yields well into the third quarter. Despite this downward movement, the Federal Reserve Open Market Committee reaffirmed its pledge to raise the federal funds target rate at a measured pace and did so in its meetings through the end of the period. This stance was supported by an increase in economic growth, which picked up steam at the end of 2004.

Economic growth continued during the first two months of 2005. The yield curve--which measures the difference in yields between short-, intermediate-and long-maturity Treasuries--flattened further as yields of short- and intermediate-maturity bonds rose while longer-term yields fell. The bulk of the increase in yields occurred in February due, in part, to strong payroll numbers, an upward trend in inflation numbers and testimony by Alan Greenspan indicating an improving economy.

The generally optimistic economic environment had a positive effect for corporate bonds. Spreads--which measure the additional yield over Treasuries demanded by investors for assuming credit risk--tightened over the period, though not uniformly. Performance at the sector level varied, with gaming and lodging, energy and insurance among the best-performing sectors of the market. Each sector benefited from improved earnings for key companies within such sector. By contrast, automobile companies and their suppliers were among the worst performers. The electronics sector also suffered.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

For the six months ending February 28, 2005, the fund's return was 2.93 percent (Class A shares, assuming no front-end sales charge was paid), outperforming the Lehman Brothers Corporate Bond Index and the Lipper Corporate BBB-Rated Index.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDING FEBRUARY 28, 2005

----------------------------------------------------------------------------
                                    LEHMAN BROTHERS
                                       CORPORATE      LIPPER CORPORATE
      CLASS A   CLASS B   CLASS C     BOND INDEX      BBB-RATED INDEX

       2.93%     2.55%     2.55%         0.90%              2.81%
----------------------------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

The fund's strong performance relative to the Lehman index was driven in large part by its focus on medium-quality corporate securities, which boosted its performance relative to the more broadly constructed Lehman benchmark. Within its portfolio, the fund benefited from an emphasis on the debt of insurance companies, which outperformed strongly for the period. The fund also profited from strong security selection in the paper and energy sectors.

The fund's interest-rate posture produced more mixed results for the period. The low level of interest rates across the yield curve at the beginning of the period led us to conclude that they had little room left to fall. As a result, we kept the fund's overall interest-rate exposure well below that of its benchmark. This posture was unfavorable to the fund's returns in those months early in the period when the market rallied, but was more beneficial during periods of rising rates, such as in January and February.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

RATINGS ALLOCATIONS AS OF 2/28/05
AAA/Aaa                                                          13.8%
AA/Aa                                                            11.8
A/A                                                              20.8
BBB/Baa                                                          42.1
BB/Ba                                                            10.4
B/B                                                               1.1

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 2/28/05
Banking                                                          12.9%
U.S. Government Agency Obligations                               11.2
Electric                                                          9.6
Automotive                                                        5.9
Noncaptive-Consumer Finance                                       4.5
Healthcare                                                        4.4
Integrated Energy                                                 4.0
Property & Casualty                                               3.3
Wireline Communications                                           3.2
Media-Noncable                                                    3.0
Paper                                                             2.9
Sovereigns                                                        2.8
Food/Beverage                                                     2.5
Media-Cable                                                       1.9
Natural Gas Pipelines                                             1.8
Noncaptive-Diversified Finance                                    1.7
Railroads                                                         1.6
Life Insurance                                                    1.5
Lodging                                                           1.5
Entertainment                                                     1.4
Retail                                                            1.4
Brokerage                                                         1.2
Diversified Manufacturing                                         1.2
Technology                                                        1.1
Gaming                                                            1.1
Construction Machinery                                            0.9
Chemicals                                                         0.8
Tobacco                                                           0.8
Real Estate Investment Trusts                                     0.7
Consumer Products                                                 0.7
Pharmaceuticals                                                   0.7
Aerospace & Defense                                               0.6
Oil Field Services                                                0.6
Environmental Services                                            0.5
Independent Energy                                                0.5
Mortgage-Backed Securities                                        0.5
Wireless Communications                                           0.4
Transportation Services                                           0.4
Airlines                                                          0.4
Textile                                                           0.2

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 2/28/05
                                       (continued from previous page)
Refining                                                          0.2
Natural Gas Distributors                                          0.1
                                                                -----
Total Long-Term Investments                                      96.6%
Short-Term Investments                                            5.6
Liabilities in Excess of Other Assets                           (2.2)
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Ratings allocations are as a percentage of long-term investments. Industry allocations are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our website at www.vankampen.com. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction cost, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/04 - 02/28/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, and $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   9/1/04           2/28/05       9/1/04-2/28/05
Class A
  Actual......................................    $1,000.00        $1,029.25          $4.78
  Hypothetical................................     1,000.00         1,020.09           4.76
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,025.50           8.59
  Hypothetical................................     1,000.00         1,016.29           8.55
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,025.50           8.19
  Hypothetical................................     1,000.00         1,016.69           8.15
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, 1.71%, and 1.63% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON       MATURITY      VALUE
----------------------------------------------------------------------------------------------
          CORPORATE BONDS  81.7%
          AEROSPACE & DEFENSE  0.6%
$  992    Raytheon Co. ...............................        4.500%   11/15/07   $  1,008,760
 1,960    Raytheon Co. ...............................        8.300    03/01/10      2,276,989
   275    Raytheon Co. ...............................        4.850    01/15/11        277,320
                                                                                  ------------
                                                                                     3,563,069
                                                                                  ------------
          AUTOMOTIVE  5.9%
 1,035    AutoNation, Inc. ...........................        9.000    08/01/08      1,174,725
   945    DaimlerChrysler NA Holding Corp. ...........        7.300    01/15/12      1,060,883
 2,915    DaimlerChrysler NA Holding Corp. ...........        8.500    01/18/31      3,725,842
   355    Ford Motor Credit Co. ......................        7.375    10/28/09        372,549
 6,880    Ford Motor Credit Co. ......................        7.250    10/25/11      7,173,198
 1,380    General Motors Acceptance Corp. ............        4.500    07/15/06      1,378,445
10,985    General Motors Acceptance Corp. ............        6.875    09/15/11     10,906,556
 5,050    General Motors Acceptance Corp. ............        8.000    11/01/31      5,079,719
 4,300    General Motors Corp. .......................        8.375    07/15/33      4,235,208
                                                                                  ------------
                                                                                    35,107,125
                                                                                  ------------
          BANKING  12.9%
 5,120    Bank of America Corp. ......................        3.375    02/17/09      4,957,696
 6,000    Bank of Scotland 144A-Private Placement
          (United Kingdom) (a)........................        3.500    11/30/07      5,902,386
 1,945    Citigroup, Inc. ............................        6.000    02/21/12      2,094,938
 5,015    Citigroup, Inc. ............................        5.625    08/27/12      5,289,972
   160    Citigroup, Inc. ............................        6.625    06/15/32        183,147
 5,355    JPMorgan Chase & Co. .......................        6.750    02/01/11      5,936,676
 5,920    Key Corp. ..................................        6.750    03/15/06      6,092,006
 6,010    Marshall & Ilsley Bank......................        3.800    02/08/08      5,945,579
   905    MBNA America Bank NA........................        7.125    11/15/12      1,022,666
 4,350    MBNA Corp. .................................        6.125    03/01/13      4,650,037
 6,160    National City Bank..........................        3.375    10/15/07      6,062,019
 5,855    SunTrust Banks, Inc. .......................        5.050    07/01/07      5,980,156
 6,000    U S BanCorp. ...............................        3.950    08/23/07      5,996,676
 2,890    Wachovia Corp. .............................        4.950    11/01/06      2,941,954
 3,100    Wachovia Corp. .............................        3.625    02/17/09      3,027,426
 2,960    Washington Mutual, Inc. ....................        8.250    04/01/10      3,402,665
 1,690    Washington Mutual, Inc. ....................        5.500    01/15/13      1,750,595
 5,820    Wells Fargo & Co. ..........................        5.125    02/15/07      5,953,860
                                                                                  ------------
                                                                                    77,190,454
                                                                                  ------------
          BROKERAGE  1.2%
 2,930    Goldman Sachs Group, Inc. ..................        6.875    01/15/11      3,264,052
   380    Goldman Sachs Group, Inc. ..................        6.600    01/15/12        420,364
 1,560    Goldman Sachs Group, Inc. ..................        5.250    10/15/13      1,589,529
 2,000    Lehman Brothers Holdings, Inc. .............        8.500    05/01/07      2,188,054
                                                                                  ------------
                                                                                     7,461,999
                                                                                  ------------

See Notes to Financial Statements                                              9

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON       MATURITY      VALUE
----------------------------------------------------------------------------------------------
          CHEMICALS  0.8%
$  120    FMC Corp. ..................................       10.250%   11/01/09   $    136,500
 1,420    ICI Wilmington, Inc. .......................        4.375    12/01/08      1,415,206
 3,280    Sealed Air Corp., 144A-Private Placement
          (a).........................................        5.625    07/15/13      3,383,474
                                                                                  ------------
                                                                                     4,935,180
                                                                                  ------------
          CONSTRUCTION MACHINERY  0.9%
 5,210    Caterpillar Financial Services Corp., Ser
          F...........................................        3.625    11/15/07      5,146,735
                                                                                  ------------

          CONSUMER PRODUCTS  0.7%
 4,060    Clorox Co., 144A-Private Placement (Variable
          Rate Coupon) (a)............................        2.544    12/14/07      4,063,496
                                                                                  ------------

          DIVERSIFIED MANUFACTURING  1.2%
 2,260    Cooper Industries, Inc. ....................        5.250    07/01/07      2,311,860
 1,450    Hutchison Whampoa International Ltd., 144A-
          Private Placement (Cayman Islands) (a)......        5.450    11/24/10      1,496,944
 2,540    Hutchison Whampoa International Ltd., 144A-
          Private Placement (Cayman Islands) (a)......        6.500    02/13/13      2,740,739
   475    Tyco International Group SA (Luxembourg)....        5.800    08/01/06        486,548
                                                                                  ------------
                                                                                     7,036,091
                                                                                  ------------
          ELECTRIC  9.6%
 2,325    Arizona Public Service Co. .................        6.750    11/15/06      2,424,489
 3,145    Arizona Public Service Co. .................        5.800    06/30/14      3,336,703
 2,155    Carolina Power & Light Co. .................        6.800    08/15/07      2,285,436
   695    CC Funding Trust I..........................        6.900    02/16/07        730,890
   825    Centerpoint Energy..........................        7.750    02/15/11        948,080
 1,560    Cincinnati Gas & Electric Co. ..............        5.700    09/15/12      1,639,401
 1,495    Detroit Edison Co. .........................        6.125    10/01/10      1,608,260
 1,980    Detroit Edison Co., 144A-Private Placement
          (a).........................................        4.800    02/15/15      1,948,591
 1,640    Duquesne Light Co., Ser O...................        6.700    04/15/12      1,822,319
 1,580    Entergy Gulf States, Inc. ..................        3.600    06/01/08      1,545,834
 4,395    Entergy Gulf States, Inc. (Variable
          Rate Coupon)................................        2.800    12/01/09      4,398,648
 3,835    Exelon Corp. ...............................        6.750    05/01/11      4,237,211
 3,415    FPL Group Capital, Inc. ....................        3.250    04/11/06      3,399,404
   560    Indianapolis Power & Light Co., 144A-Private
          Placement (a)...............................        6.300    07/01/13        595,943
 1,245    Monongahela Power Co. ......................        5.000    10/01/06      1,264,340
   910    Nevada Power Co. ...........................        9.000    08/15/13      1,055,600
 2,457    Niagara Mohawk Power Corp., Ser F...........        7.625    10/01/05      2,515,763
 2,450    Nisource Finance Corp. .....................        7.625    11/15/05      2,518,272
 2,300    Nisource Finance Corp. (Variable
          Rate Coupon)................................        3.430    11/23/09      2,310,120
 4,470    Ohio Edison Co. ............................        5.450    05/01/15      4,537,957
 2,975    Pacific Gas & Electric Co. .................        6.050    03/01/34      3,147,258
   590    PSEG Energy Holdings........................        7.750    04/16/07        623,925
 1,400    PSEG Energy Holdings........................        8.625    02/15/08      1,529,500

 10                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON       MATURITY      VALUE
----------------------------------------------------------------------------------------------
          ELECTRIC (CONTINUED)
$1,200    Reliant Energy, Inc. .......................        6.750%   12/15/14   $  1,197,000
   440    Southern CA Edison Co. .....................        5.000    01/15/14        442,039
   845    Texas-New Mexico Power Co. .................        6.250    01/15/09        880,633
   590    TXU Corp., Ser J............................        6.375    06/15/06        607,292
 1,815    TXU Energy Co. .............................        7.000    03/15/13      2,035,617
 1,445    Wisconsin Electric Power....................        3.500    12/01/07      1,422,168
   140    Wisconsin Electric Power....................        5.625    05/15/33        145,518
                                                                                  ------------
                                                                                    57,154,211
                                                                                  ------------
          ENTERTAINMENT  1.4%
 1,385    Park Place Entertainment Corp. .............        7.500    09/01/09      1,542,544
   400    Time Warner, Inc. ..........................        6.875    05/01/12        448,889
   650    Time Warner, Inc. ..........................        6.625    05/15/29        711,843
 3,090    Time Warner, Inc. ..........................        7.625    04/15/31      3,779,991
 1,725    Time Warner, Inc. ..........................        7.700    05/01/32      2,133,837
                                                                                  ------------
                                                                                     8,617,104
                                                                                  ------------
          ENVIRONMENTAL SERVICES  0.5%
 1,220    Waste Management, Inc. .....................        7.000    10/15/06      1,277,644
 1,745    Waste Management, Inc. .....................        7.375    08/01/10      1,964,130
                                                                                  ------------
                                                                                     3,241,774
                                                                                  ------------
          FOOD/BEVERAGE  2.5%
 3,145    Kraft Foods, Inc. ..........................        5.625    11/01/11      3,313,412
 1,260    Kraft Foods, Inc. ..........................        6.250    06/01/12      1,374,518
 5,800    Miller Brewing Co., 144A-Private
          Placement (a)...............................        4.250    08/15/08      5,789,798
   610    Smithfield Foods, Inc. .....................        7.000    08/01/11        658,800
 2,970    Smithfield Foods, Inc., Ser B...............        8.000    10/15/09      3,304,125
   295    Smithfield Foods, Inc., Ser B...............        7.750    05/15/13        332,244
                                                                                  ------------
                                                                                    14,772,897
                                                                                  ------------
          GAMING  1.1%
 2,840    MGM Mirage, Inc. ...........................        8.500    09/15/10      3,258,900
 1,400    MGM Mirage, Inc. ...........................        6.750    09/01/12      1,487,500
 1,615    Station Casinos, Inc. ......................        6.000    04/01/12      1,681,619
                                                                                  ------------
                                                                                     6,428,019
                                                                                  ------------
          HEALTHCARE  4.4%
 4,835    Aetna, Inc. ................................        7.375    03/01/06      4,999,003
 1,675    Aetna, Inc. ................................        7.875    03/01/11      1,939,102
   670    AmerisourceBergen Corp. ....................        8.125    09/01/08        740,350
 1,055    Fisher Scientific International, Inc.,
          144A-Private Placement (a)..................        6.750    08/15/14      1,118,300
   465    HCA, Inc. ..................................        7.875    02/01/11        515,264
 2,055    HCA, Inc. ..................................        6.300    10/01/12      2,101,124
   365    HCA, Inc. ..................................        9.000    12/15/14        436,186
 1,010    HCA, Inc. ..................................        7.190    11/15/15      1,071,319
 4,700    Health Net, Inc. ...........................        9.875    04/15/11      5,629,773

See Notes to Financial Statements                                             11

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON       MATURITY      VALUE
----------------------------------------------------------------------------------------------
          HEALTHCARE (CONTINUED)
$1,435    Tenet Healthcare Corp. .....................        7.375%   02/01/13   $  1,366,837
 1,360    Tenet Healthcare Corp. .....................        6.875    11/15/31      1,152,600
 1,840    UnitedHealth Group, Inc. ...................        5.200    01/17/07      1,879,613
 1,665    WellPoint, Inc., 144A-Private Placement
          (a).........................................        3.750    12/14/07      1,641,971
 1,510    WellPoint, Inc., 144A-Private Placement
          (a).........................................        4.250    12/15/09      1,489,665
                                                                                  ------------
                                                                                    26,081,107
                                                                                  ------------
          INDEPENDENT ENERGY  0.5%
 1,550    Kerr-McGee Corp. ...........................        5.875    09/15/06      1,592,844
 1,540    Kerr-McGee Corp. ...........................        6.625    10/15/07      1,623,822
                                                                                  ------------
                                                                                     3,216,666
                                                                                  ------------
          INTEGRATED ENERGY  4.0%
 4,520    Amerada Hess Corp. .........................        7.875    10/01/29      5,584,880
 1,870    Conoco Funding Co. (Canada).................        6.350    10/15/11      2,063,147
   475    Consumers Energy Co., Ser B.................        5.375    04/15/13        487,566
 1,880    Consumers Energy Co., Ser F.................        4.000    05/15/10      1,819,804
   795    Consumers Energy Co., Ser H.................        4.800    02/17/09        803,251
 1,175    Marathon Oil Corp. .........................        5.375    06/01/07      1,206,435
   995    Pemex Project Funding Master Trust..........        9.125    10/13/10      1,184,050
 3,410    Pemex Project Funding Master Trust..........        8.000    11/15/11      3,904,450
 3,400    Pemex Project Funding Master Trust..........        7.375    12/15/14      3,782,500
 1,035    Pemex Project Funding Master Trust..........        8.625    02/01/22      1,244,587
   150    Petro-Canada (Canada).......................        4.000    07/15/13        139,508
 1,905    Petro-Canada (Canada).......................        5.350    07/15/33      1,798,370
                                                                                  ------------
                                                                                    24,018,548
                                                                                  ------------
          LIFE INSURANCE  1.5%
   830    Equitable Cos., Inc. .......................        6.500    04/01/08        884,014
 6,210    Marsh & McLennan Cos., Inc. ................        5.875    08/01/33      5,890,011
   190    Metlife, Inc. ..............................        6.125    12/01/11        205,316
   920    Nationwide Financial Services, Inc. ........        6.250    11/15/11      1,003,934
   740    Prudential Hldgs, LLC, Ser B, 144A-Private
          Placement (a)...............................        7.245    12/18/23        888,548
                                                                                  ------------
                                                                                     8,871,823
                                                                                  ------------
          LODGING  1.5%
 2,360    Hyatt Equities, LLC, 144A-Private
          Placement (a)...............................        6.875    06/15/07      2,450,346
 1,080    Marriott International, Ser D...............        8.125    04/01/05      1,084,009
 1,085    Marriott International, Ser E...............        7.000    01/15/08      1,164,191
 1,005    Starwood Hotels & Resorts Worldwide,
          Inc. .......................................        7.375    05/01/07      1,072,837
 2,610    Starwood Hotels & Resorts Worldwide,
          Inc. .......................................        7.875    05/01/12      3,034,125
                                                                                  ------------
                                                                                     8,805,508
                                                                                  ------------
          MEDIA-CABLE  1.9%
 1,805    Comcast Cable Communications, Inc. .........        8.375    05/01/07      1,961,936
 2,345    Comcast Cable Communications, Inc. .........        6.750    01/30/11      2,591,136
   240    Comcast Cable Communications, Inc. .........        7.125    06/15/13        274,499
 1,755    Comcast Corp. ..............................        6.500    01/15/15      1,935,776

 12                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON       MATURITY      VALUE
----------------------------------------------------------------------------------------------
          MEDIA-CABLE (CONTINUED)
$2,795    Cox Communications, Inc.,144A-Private
          Placement (a)...............................        4.625%   01/15/10   $  2,764,708
 2,095    Echostar DBS Corp. .........................        6.375    10/01/11      2,168,325
                                                                                  ------------
                                                                                    11,696,380
                                                                                  ------------
          MEDIA-NONCABLE  3.0%
 2,500    Clear Channel Communications, Inc. .........        7.250    10/15/27      2,757,645
 2,415    Interpublic Group Co., Inc. ................        5.400    11/15/09      2,435,308
 3,000    News America Holdings, Inc. ................        8.875    04/26/23      3,958,530
   510    News America, Inc. .........................        7.125    04/08/28        582,295
 2,135    News America, Inc. .........................        7.300    04/30/28      2,481,656
 1,650    News America, Inc. .........................        7.280    06/30/28      1,912,767
   360    News America, Inc.,
          144A-Private Placement (a)..................        5.300    12/15/14        363,068
 3,150    WPP Finance Corp., 144A-Private Placement
          (United Kingdom) (a)........................        5.875    06/15/14      3,296,450
                                                                                  ------------
                                                                                    17,787,719
                                                                                  ------------
          NATURAL GAS DISTRIBUTORS  0.1%
   685    Sempra Energy...............................        4.621    05/17/07        691,284
                                                                                  ------------

          NATURAL GAS PIPELINES  1.8%
   735    Consolidated Natural Gas Co. ...............        5.000    03/01/14        733,207
 2,460    Consolidated Natural Gas Co., Ser A.........        5.000    12/01/14      2,453,429
 2,485    Consolidated Natural Gas Co., Ser C.........        6.250    11/01/11      2,694,938
   490    Northwest Pipeline Corp. ...................        8.125    03/01/10        540,837
 2,115    Ras Laffan Liquefied Natural Gas Co., Ltd.,
          144A-Private Placement (Qatar) (a)..........        8.294    03/15/14      2,486,536
 1,470    Texas Eastern Transmission Corp. ...........        7.000    07/15/32      1,713,763
                                                                                  ------------
                                                                                    10,622,710
                                                                                  ------------
          NONCAPTIVE-CONSUMER FINANCE  4.5%
 4,660    American Express Co. .......................        5.500    09/12/06      4,782,213
 1,225    American General Finance Corp. .............        4.625    05/15/09      1,232,769
 4,500    American General Finance Corp. .............        4.625    09/01/10      4,489,146
 5,545    Countrywide Home Loans, Inc. ...............        3.250    05/21/08      5,363,174
 1,000    HSBC Finance Corp. .........................        7.875    03/01/07      1,073,465
   800    HSBC Finance Corp. .........................        4.125    12/15/08        794,427
 1,175    HSBC Finance Corp. .........................        4.125    11/16/09      1,157,042
 4,040    HSBC Finance Corp. .........................        6.750    05/15/11      4,463,958
 3,400    SLM Corp. ..................................        4.000    01/15/10      3,319,383
                                                                                  ------------
                                                                                    26,675,577
                                                                                  ------------
          NONCAPTIVE-DIVERSIFIED FINANCE  1.7%
 1,165    CIT Group, Inc. ............................        7.375    04/02/07      1,242,060
   940    CIT Group, Inc. ............................        3.650    11/23/07        924,651
 2,235    General Electric Capital Corp. .............        4.750    09/15/14      2,221,206

See Notes to Financial Statements                                             13

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON       MATURITY      VALUE
----------------------------------------------------------------------------------------------
          NONCAPTIVE-DIVERSIFIED FINANCE (CONTINUED)
$3,845    General Electric Capital Corp. .............        6.750%   03/15/32   $  4,544,617
 1,140    Nationwide Building Society, 144A-Private
          Placement (United Kingdom) (a)..............        4.250    02/01/10      1,126,791
                                                                                  ------------
                                                                                    10,059,325
                                                                                  ------------
          OIL FIELD SERVICES  0.6%
 2,270    Nexen, Inc. (Canada)........................        5.050    11/20/13      2,246,360
   760    Panhandle Eastern Pipe Line Co. ............        2.750    03/15/07        739,551
   345    Plains E & P Co. ...........................        7.125    06/15/14        382,950
                                                                                  ------------
                                                                                     3,368,861
                                                                                  ------------
          PAPER  2.9%
 3,430    Abitibi-Consolidated, Inc. (Canada).........        8.550    08/01/10      3,661,525
 3,475    Abitibi-Consolidated, Inc. (Canada).........        8.850    08/01/30      3,466,312
 6,420    Bowater Canada Finance (Canada).............        7.950    11/15/11      7,034,253
 1,915    Sappi Papier Hldg AG, 144A-Private Placement
          (Austria) (a)...............................        6.750    06/15/12      2,094,805
 1,100    Weyerhaeuser Co. ...........................        6.000    08/01/06      1,133,333
                                                                                  ------------
                                                                                    17,390,228
                                                                                  ------------
          PHARMACEUTICALS  0.7%
 2,000    Abbott Laboratories.........................        5.625    07/01/06      2,049,290
 2,000    Eli Lilly & Co. ............................        5.500    07/15/06      2,049,006
                                                                                  ------------
                                                                                     4,098,296
                                                                                  ------------
          PROPERTY & CASUALTY  3.3%
 3,025    AIG Sunamerica Global Financial,
          144A-Private Placement (a)..................        6.300    05/10/11      3,246,826
 4,710    Farmers Exchange Capital, 144A-Private
          Placement (a)...............................        7.050    07/15/28      4,998,125
 2,721    Farmers Insurance Exchange Surplus,
          144A-Private Placement (a)..................        8.625    05/01/24      3,331,187
   575    Hartford Financial Services Group...........        2.375    06/01/06        562,485
 4,610    Mantis Reef Ltd., 144A-Private Placement
          (Australia) (a).............................        4.692    11/14/08      4,586,844
   845    Nationwide Mutual Insurance Co.,
          144A-Private Placement (a)..................        8.250    12/01/31      1,071,663
 2,105    Two Rock Pass Through Trust, 144A-Private
          Placement (Variable Rate Coupon) (Bermuda)
          (a).........................................        3.714    02/11/49      2,118,304
                                                                                  ------------
                                                                                    19,915,434
                                                                                  ------------
          RAILROADS  1.6%
 1,905    Burlington Northern Santa Fe Railway Co. ...        4.575    01/15/21      1,874,332
   435    CSX Corp. ..................................        2.750    02/15/06        430,059
   935    CSX Corp. ..................................        9.000    08/15/06        998,530
 1,500    CSX Corp. ..................................        6.750    03/15/11      1,661,695
   445    Norfolk Southern Corp. .....................        7.350    05/15/07        474,993
 4,000    Union Pacific Corp. ........................        8.350    05/01/25      4,201,004
                                                                                  ------------
                                                                                     9,640,613
                                                                                  ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON       MATURITY      VALUE
----------------------------------------------------------------------------------------------
          REAL ESTATE INVESTMENT TRUSTS  0.7%
$  525    EOP Operating LP............................        4.750%   03/15/14   $    507,873
 1,945    Reckson Operating Partnership...............        5.150    01/15/11      1,953,393
 1,345    Rouse Co. ..................................        3.625    03/15/09      1,253,704
   545    Rouse Co. ..................................        5.375    11/26/13        519,035
                                                                                  ------------
                                                                                     4,234,005
                                                                                  ------------
          REFINING  0.2%
   895    Ashland, Inc. ..............................        7.830    08/15/05        912,331
   250    Vintage Petroleum, Inc. ....................        7.875    05/15/11        269,375
                                                                                  ------------
                                                                                     1,181,706
                                                                                  ------------
          RETAIL  1.4%
   465    CVS Corp. ..................................        5.625    03/15/06        473,519
   800    CVS Corp. ..................................        3.875    11/01/07        793,514
 2,000    Federated Department Stores, Inc. ..........        6.625    09/01/08      2,143,522
 1,500    Federated Department Stores, Inc. ..........        6.300    04/01/09      1,599,214
 2,970    May Department Stores Co. ..................        5.950    11/01/08      3,111,500
                                                                                  ------------
                                                                                     8,121,269
                                                                                  ------------
          TECHNOLOGY  1.1%
 1,437    Iron Mountain, Inc. ........................        7.750    01/15/15      1,469,332
   685    Iron Mountain, Inc. ........................        6.625    01/01/16        643,900
 3,115    Xerox Corp. ................................        7.125    06/15/10      3,379,775
 1,060    Xerox Corp. ................................        6.875    08/15/11      1,139,500
                                                                                  ------------
                                                                                     6,632,507
                                                                                  ------------
          TEXTILE  0.2%
 1,260    Mohawk Industries, Inc., Ser D..............        7.200    04/15/12      1,417,146
                                                                                  ------------

          TOBACCO  0.8%
 2,165    Altria Group, Inc. .........................        7.000    11/04/13      2,383,407
 1,970    Altria Group, Inc. .........................        7.750    01/15/27      2,308,643
                                                                                  ------------
                                                                                     4,692,050
                                                                                  ------------
          TRANSPORTATION SERVICES  0.4%
 2,300    FedEx Corp. ................................        2.650    04/01/07      2,234,524
                                                                                  ------------

          WIRELESS COMMUNICATIONS  0.4%
 1,690    AT&T Wireless Services, Inc. ...............        7.875    03/01/11      1,963,276
   125    AT&T Wireless Services, Inc. ...............        8.750    03/01/31        170,551
   525    Rogers Wireless, Inc. (Canada)..............        7.250    12/15/12        570,938
                                                                                  ------------
                                                                                     2,704,765
                                                                                  ------------
          WIRELINE COMMUNICATIONS  3.2%
 2,155    AT&T Corp. (Belgium)........................        9.750    11/15/31      2,750,319
 3,400    Deutsche Telekom International Finance
          BV (Netherlands)............................        8.750    06/15/30      4,596,038
 1,595    France Telecom SA (Variable Rate
          Coupon) (France)............................        9.250    03/01/31      2,179,917
 1,500    Sprint Capital Corp. .......................        7.125    01/30/06      1,543,596
 1,000    Sprint Capital Corp. .......................        6.125    11/15/08      1,055,786

See Notes to Financial Statements                                             15

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON       MATURITY      VALUE
----------------------------------------------------------------------------------------------
          WIRELINE COMMUNICATIONS (CONTINUED)
$  710    Sprint Capital Corp. .......................        8.750%   03/15/32   $    956,224
 1,900    Telecom Italia Capital, (Luxembourg)........        4.000    11/15/08      1,869,119
 2,835    Telecom Italia Capital, 144A Private
          Placement (Luxembourg) (a)..................        4.000    01/15/10      2,751,832
 1,000    Verizon Communications, Inc. ...............        7.510    04/01/09      1,111,343
   265    Verizon New England, Inc. ..................        6.500    09/15/11        288,702
                                                                                  ------------
                                                                                    19,102,876
                                                                                  ------------

TOTAL CORPORATE BONDS  81.7%...................................................    487,979,081
                                                                                  ------------

          MORTGAGE BACKED SECURITIES  0.5%
 2,102    World Financial Property, 144A-Private
          Placement (a)...............................        6.910    09/01/13      2,276,855
   846    World Financial Property, 144A-Private
          Placement (a)...............................        6.950    09/01/13        916,286
                                                                                  ------------

TOTAL MORTGAGE BACKED SECURITIES...............................................      3,193,141
                                                                                  ------------

          GOVERNMENT OBLIGATIONS  14.0%
 2,835    Russian Federation 144A-Private Placement
          (a) (b).....................................  5.000/7.500    03/31/30      2,990,925
 2,000    United Mexican States (Mexico)..............       10.375    02/17/09      2,411,000
 5,575    United Mexican States (Mexico)..............        8.375    01/14/11      6,500,450
   560    United Mexican States (Mexico)..............        8.000    09/24/22        660,800
 3,555    United Mexican States (Mexico)..............        8.300    08/15/31      4,294,440
 1,000    United States Treasury Bonds................        6.375    08/15/27      1,215,977
13,850    United States Treasury Bonds................        6.125    08/15/29     16,517,760
28,900    United States Treasury Bonds (STRIPS) (c)...        0.000    02/15/25     10,892,439
 8,775    United States Treasury Bonds (STRIPS) (c)...        0.000    02/15/27      3,065,371
34,950    United States Treasury Notes................        4.250    08/15/13     34,799,855
                                                                                  ------------

TOTAL GOVERNMENT OBLIGATIONS...................................................     83,349,017
                                                                                  ------------

          ASSET BACKED SECURITIES  0.4%
 1,642    Continental Airlines, Inc. .................        6.900    01/02/18      1,627,014
   495    Continental Airlines, Inc. .................        6.648    03/15/19        477,020
                                                                                  ------------
TOTAL ASSET BACKED SECURITIES..................................................      2,104,034
                                                                                  ------------

 16                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

DESCRIPTION                                                                              VALUE
--------------------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS  96.6%
  (Cost $558,156,908)..............................................................   $576,625,273
                                                                                      ------------

SHORT-TERM INVESTMENTS  5.6%

REPURCHASE AGREEMENT  5.5%
Bank of America Securities LLC ($32,654,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.57%, dated 02/28/05, to
  be sold on 03/01/05 at $32,656,331)..............................................     32,654,000

U.S. GOVERNMENT AGENCY OBLIGATIONS  0.1%
United States Treasury Bills ($900,000 par, yielding 2.443%,
  03/24/05 maturity) (d)...........................................................        898,597
                                                                                      ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $33,552,910)...............................................................     33,552,597
                                                                                      ------------

TOTAL INVESTMENTS  102.2%
  (Cost $591,709,818)..............................................................    610,177,870
LIABILITIES IN EXCESS OF OTHER ASSETS  (2.2%)......................................    (12,992,306)
                                                                                      ------------

NET ASSETS  100.0%.................................................................   $597,185,564
                                                                                      ============

    Percentages are calculated as a percentage of net assets.

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) Interest only strip.

(d) All or a portion of these securities have been physically segregated in connection with open futures contracts.

See Notes to Financial Statements                                             17

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $591,709,818).......................  $610,177,870
Cash........................................................        22,579
Receivables:
  Interest..................................................     8,281,515
  Fund Shares Sold..........................................     3,582,189
  Investments Sold..........................................     3,357,068
  Variation Margin on Futures...............................       201,339
Other.......................................................       113,893
                                                              ------------
    Total Assets............................................   625,736,453
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................    15,114,835
  Investments Purchased.....................................    12,376,776
  Distributor and Affiliates................................       287,420
  Income Distributions......................................       248,490
  Investment Advisory Fee...................................       189,674
Trustees' Deferred Compensation and Retirement Plans........       170,786
Accrued Expenses............................................       162,908
                                                              ------------
    Total Liabilities.......................................    28,550,889
                                                              ------------
NET ASSETS..................................................  $597,185,564
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $591,412,009
Net Unrealized Appreciation.................................    19,004,639
Accumulated Undistributed Net Investment Income.............    (4,017,527)
Accumulated Net Realized Loss...............................    (9,213,557)
                                                              ------------
NET ASSETS..................................................  $597,185,564
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $444,207,226 and 65,859,251 shares of
    beneficial interest issued and outstanding).............  $       6.74
    Maximum sales charge (4.75%* of offering price).........           .34
                                                              ------------
    Maximum offering price to public........................  $       7.08
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $124,285,145 and 18,467,424 shares of
    beneficial interest issued and outstanding).............  $       6.73
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $28,693,193 and 4,261,991 shares of
    beneficial interest issued and outstanding).............  $       6.73
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

 18                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 28, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $15,343,277
Other.......................................................       83,325
                                                              -----------
    Total Income............................................   15,426,602
                                                              -----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $518,638, $624,292 and $130,303,
  respectively).............................................    1,273,233
Investment Advisory Fee.....................................    1,179,917
Shareholder Services........................................      564,010
Custody.....................................................       33,657
Legal.......................................................       21,287
Trustees' Fees and Related Expenses.........................       15,879
Other.......................................................      213,058
                                                              -----------
    Total Expenses..........................................    3,301,041
    Less Credits Earned on Cash Balances....................       10,476
                                                              -----------
    Net Expenses............................................    3,290,565
                                                              -----------
NET INVESTMENT INCOME.......................................  $12,136,037
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $10,060,917
  Futures...................................................   (1,579,277)
                                                              -----------
Net Realized Gain...........................................    8,481,640
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   24,131,475
  End of the Period:
    Investments.............................................   18,468,052
    Futures.................................................      536,587
                                                              -----------
                                                               19,004,639
                                                              -----------
Net Unrealized Depreciation During the Period...............   (5,126,836)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 3,354,804
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $15,490,841
                                                              ===========

See Notes to Financial Statements                                             19

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets  (Unaudited)

                                                                FOR THE             FOR THE
                                                           SIX MONTHS ENDED       YEAR ENDED
                                                           FEBRUARY 28, 2005    AUGUST 31, 2004
                                                           ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................    $ 12,136,037        $  23,589,120
Net Realized Gain........................................       8,481,640            7,409,352
Net Unrealized Appreciation/Depreciation During the
  Period.................................................      (5,126,836)           4,242,092
                                                             ------------        -------------
Change in Net Assets from Operations.....................      15,490,841           35,240,564
                                                             ------------        -------------

Distributions from Net Investment Income:
  Class A Shares.........................................     (10,322,441)         (18,155,899)
  Class B Shares.........................................      (2,612,585)          (5,932,410)
  Class C Shares.........................................        (595,312)          (1,295,039)
                                                             ------------        -------------
                                                              (13,530,338)         (25,383,348)
                                                             ------------        -------------

Return of Capital Distribution:
  Class A Shares.........................................             -0-             (148,842)
  Class B Shares.........................................             -0-              (45,956)
  Class C Shares.........................................             -0-              (10,002)
                                                             ------------        -------------
                                                                      -0-             (204,800)
                                                             ------------        -------------
Total Distributions......................................     (13,530,338)         (25,588,148)
                                                             ------------        -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES......       1,960,503            9,652,416
                                                             ------------        -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold................................     110,307,178          213,332,113
Net Asset Value of Shares Issued Through Dividend
  Reinvestment...........................................      11,980,254           21,916,096
Cost of Shares Repurchased...............................     (76,905,340)        (178,594,538)
                                                             ------------        -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.......      45,382,092           56,653,671
                                                             ------------        -------------
TOTAL INCREASE IN NET ASSETS.............................      47,342,595           66,306,087
NET ASSETS:
Beginning of the Period..................................     549,842,969          483,536,882
                                                             ------------        -------------
End of the Period (Including accumulated undistributed
  net investment income of ($4,017,527) and ($2,623,226),
  respectively)..........................................    $597,185,564        $ 549,842,969
                                                             ============        =============

 20                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                     YEAR ENDED AUGUST 31,
CLASS A SHARES                    FEBRUARY 28,   --------------------------------------------------
                                      2005        2004        2003       2002 (c)    2001     2000
                                  -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................    $ 6.72      $ 6.58      $ 6.39       $ 6.75    $ 6.43   $ 6.53
                                     ------      ------      ------       ------    ------   ------
  Net Investment Income..........       .15         .33         .33(a)       .37       .41      .43(a)
  Net Realized and Unrealized
    Gain/Loss....................       .04         .16         .25         (.33)      .33     (.12)
                                     ------      ------      ------       ------    ------   ------
Total from
  Investment Operations..........       .19         .49         .58          .04       .74      .31
                                     ------      ------      ------       ------    ------   ------
Less:
  Distributions from Net
    Investment Income............       .17         .35         .39          .40       .42      .41
  Return of Capital
    Distributions................       -0-         -0-(d)      -0-          -0-       -0-      -0-
                                     ------      ------      ------       ------    ------   ------
Total Distributions..............       .17         .35         .39          .40       .42      .41
                                     ------      ------      ------       ------    ------   ------
NET ASSET VALUE, END OF THE
  PERIOD.........................    $ 6.74      $ 6.72      $ 6.58       $ 6.39    $ 6.75   $ 6.43
                                     ======      ======      ======       ======    ======   ======

Total Return (b).................     2.93%*      7.55%       9.20%        0.54%    12.10%    5.01%
Net Assets at End of the Period
  (In millions)..................    $444.2      $394.7      $318.4       $246.5    $221.4   $167.7
Ratio of Expenses to Average Net
  Assets.........................      .95%        .98%       1.01%        1.03%     1.07%    1.15%
Ratio of Net Investment Income to
  Average Net Assets.............     4.43%       4.80%       4.98%        5.48%     6.56%    6.80%
Portfolio Turnover...............       29%*        38%         46%          82%      112%      94%

*   Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchases. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended August 31, 2002, was to decrease net investment income per share by $.03, increase net realized and unrealized gains and losses per share by $.03 and decrease the Ratio of Net Investment Income to Average Net Assets by .52%. Per share, ratios and supplemental data for periods prior to August 31, 2002, have not been restated to reflect this change in presentation.

(d) Amount is less than $.01.

See Notes to Financial Statements                                             21

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                     YEAR ENDED AUGUST 31,
CLASS B SHARES                     FEBRUARY 28,   -------------------------------------------------
                                       2005        2004        2003       2002 (c)    2001    2000
                                   ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................    $ 6.70      $ 6.57      $ 6.38       $ 6.74    $ 6.42   $6.51
                                      ------      ------      ------       ------    ------   -----
  Net Investment Income...........       .12         .26         .28(a)       .32       .37     .39(a)
  Net Realized and Unrealized
    Gain/Loss.....................       .05         .16         .25         (.33)      .32    (.12)
                                      ------      ------      ------       ------    ------   -----
Total from
  Investment Operations...........       .17         .42         .53         (.01)      .69     .27
                                      ------      ------      ------       ------    ------   -----
Less:
  Distributions from Net
    Investment Income.............       .14         .29         .34          .35       .37     .36
  Return of Capital
    Distributions.................       -0-         -0-(d)      -0-          -0-       -0-     -0-
                                      ------      ------      ------       ------    ------   -----
Total Distributions...............       .14         .29         .34          .35       .37     .36
                                      ------      ------      ------       ------    ------   -----
NET ASSET VALUE, END OF THE
  PERIOD..........................    $ 6.73      $ 6.70      $ 6.57       $ 6.38    $ 6.74   $6.42
                                      ======      ======      ======       ======    ======   =====

Total Return (b)..................     2.55%*      6.59%       8.38%       -0.22%    11.28%   4.34%
Net Assets at End of the Period
  (In millions)...................    $124.3      $126.5      $135.6       $112.3    $ 93.8   $54.5
Ratio of Expenses to Average Net
  Assets..........................     1.71%       1.75%       1.77%        1.78%     1.82%   1.92%
Ratio of Net Investment Income to
  Average Net Assets..............     3.69%       4.06%       4.23%        4.73%     5.81%   6.03%
Portfolio Turnover................       29%*        38%         46%          82%      112%     94%

*   Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second years of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(c) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended August 31, 2002, was to decrease net investment income per share by $.03, increase net realized and unrealized gains and losses per share by $.03 and decrease the Ratio of Net Investment Income to Average Net Assets by .52%. Per share, ratios and supplemental data for periods prior to August 31, 2002, have not been restated to reflect this change in presentation.

(d) Amount is less than $.01.

 22                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                        SIX
                                       MONTHS
                                       ENDED                    YEAR ENDED AUGUST 31,
CLASS C SHARES                      FEBRUARY 28,   -----------------------------------------------
                                        2005       2004       2003       2002 (c)    2001    2000
                                    --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................    $6.71       $6.57      $6.38       $ 6.74    $ 6.42   $6.51
                                       -----       -----      -----       ------    ------   -----
  Net Investment Income............      .13         .27        .28(a)       .32       .37     .39(a)
  Net Realized and Unrealized
    Gain/Loss......................      .03         .16        .25         (.33)      .32    (.12)
                                       -----       -----      -----       ------    ------   -----
Total from Investment Operations...      .16         .43        .53         (.01)      .69     .27
                                       -----       -----      -----       ------    ------   -----
Less:
  Distributions from Net Investment
    Income.........................      .14         .29        .34          .35       .37     .36
  Return of Capital
    Distributions..................      -0-         -0-(e)     -0-          -0-       -0-     -0-
                                       -----       -----      -----       ------    ------   -----
Total Distributions................      .14         .29        .34          .35       .37     .36
                                       -----       -----      -----       ------    ------   -----
NET ASSET VALUE, END OF THE
  PERIOD...........................    $6.73       $6.71      $6.57       $ 6.38    $ 6.74   $6.42
                                       =====       =====      =====       ======    ======   =====

Total Return (b)...................    2.55%*(d)   6.59%(d)   8.38%       -0.22%    11.28%   4.34%
Net Assets at End of the Period (In
  millions)........................    $28.7       $28.6      $29.6       $ 23.4    $ 18.9   $12.0
Ratio of Expenses to Average Net
  Assets...........................    1.63%(d)    1.73%(d)   1.77%        1.78%     1.84%   1.92%
Ratio of Net Investment Income to
  Average Net Assets...............    3.77%(d)    4.07%(d)   4.22%        4.73%     5.79%   6.03%
Portfolio Turnover.................      29%*        38%        46%          82%      112%     94%

*   Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended August 31, 2002, was to decrease net investment income per share by $.03, increase net realized and unrealized gains and losses per share by $.03 and decrease the Ratio of Net Investment Income to Average Net Assets by .52%. Per share, ratios and supplemental data for periods prior to August 31, 2002, have not been restated to reflect this change in presentation.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Footnote 6).

(e) Amount is less than $.01.

See Notes to Financial Statements                                             23

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Corporate Bond Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek to provide current income with preservation of capital. The Fund commenced investment operations on September 23, 1971. The distribution of the Fund's Class B and Class C Shares commenced on September 28, 1992 and August 30, 1993, respectively. The Fund registered Class I shares on September 1, 2004. There were no sales of Class I shares for the period ended February 28, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange in which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund invests in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts on debt securities purchased are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At August 31, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $18,983,081 which will expire according to the following schedule:

AMOUNT                                                          EXPIRATION
$   831,968.................................................  August 31, 2008
  5,631,520.................................................  August 31, 2009
 12,083,022.................................................  August 31, 2011
    436,571.................................................  August 31, 2012

    At February 28, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $593,900,954
                                                              ============
Gross tax unrealized appreciation...........................  $ 20,780,638
Gross tax unrealized depreciation...........................    (4,503,722)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 16,276,916
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on future transactions. All short-term capital gains and a portion of future gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the fiscal year ended August 31, 2004 was as follows:

                                                                 2004
Distribution paid from:
  Ordinary Income...........................................  $25,453,701
  Long-term capital gain....................................           --
  Return of Capital.........................................      204,800
                                                              -----------
                                                              $25,658,501
                                                              ===========

    Net realized gains or losses may differ for financial and tax reporting purposes as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended February 28, 2005, the Fund's custody fee was reduced by $10,476 as a result of credits earned on cash balances.

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .42%
Next $750 million...........................................     .35%
Over $1.250 billion.........................................     .22%

    Effective November 1, 2004, the management fee was reduced from .50% for the first $150 million, .45% for the next $100 million, .40% for the next $100 million, and .35% for any average daily net assets greater than $350 million.

    For the six months ended February 28, 2005, the Fund recognized expenses of approximately $21,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a Trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended February 28, 2005, the Fund recognized expenses of approximately $17,100 representing Van Kampen Investments Inc.'s or its affiliates (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2005, the Fund recognized expenses of approximately $474,800 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $77,800 are included in "Other" assets on the Statement of Assets and Liabilities at February 28, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At February 28, 2005, capital aggregated $442,736,297, $120,579,161 and
$28,096,551 for Classes A, B and C, respectively. For the six months ended February 28, 2005, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................   13,877,209    $ 93,840,219
  Class B...................................................    1,866,907      12,594,068
  Class C...................................................      573,987       3,872,891
                                                              -----------    ------------
Total Sales.................................................   16,318,103    $110,307,178
                                                              ===========    ============
Dividend Reinvestment:
  Class A...................................................    1,380,904    $  9,328,218
  Class B...................................................      327,759       2,208,502
  Class C...................................................       65,824         443,534
                                                              -----------    ------------
Total Dividend Reinvestment.................................    1,774,487    $ 11,980,254
                                                              ===========    ============
Repurchases:
  Class A...................................................   (8,136,674)   $(54,984,506)
  Class B...................................................   (2,600,245)    (17,537,692)
  Class C...................................................     (650,105)     (4,383,142)
                                                              -----------    ------------
Total Repurchases...........................................  (11,387,024)   $(76,905,340)
                                                              ===========    ============

    At August 31, 2004, capital aggregated $394,552,366, $123,314,283 and
$28,163,268 for Classes A, B and C, respectively. For the year ended August 31, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   25,621,755    $ 171,882,313
  Class B...................................................    4,692,580       31,438,594
  Class C...................................................    1,492,686       10,011,206
                                                              -----------    -------------
Total Sales.................................................   31,807,021    $ 213,332,113
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    2,402,750    $  16,118,720
  Class B...................................................      721,928        4,835,848
  Class C...................................................      143,536          961,528
                                                              -----------    -------------
Total Dividend Reinvestment.................................    3,268,214    $  21,916,096
                                                              ===========    =============
Repurchases:
  Class A...................................................  (17,650,117)   $(118,163,230)
  Class B...................................................   (7,184,406)     (47,954,023)
  Class C...................................................   (1,866,395)     (12,477,285)
                                                              -----------    -------------
Total Repurchases...........................................  (26,700,918)   $(178,594,538)
                                                              ===========    =============

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended February 28, 2005 and the year ended August 31, 2004, 587,699 and 618,613 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended February 28, 2005 and the year ended August 31, 2004, 31,491 and 0 Class C Shares converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A shares and repurchases of Class C shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended February 28, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $275,500 and CDSC on redeemed shares of approximately $126,700. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $223,541,553 and $151,085,671, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Notes. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended February 28, 2005, were as follows:

                                                              CONTRACTS
Outstanding at August 31, 2004..............................      845
Futures Opened..............................................    2,490
Futures Closed..............................................   (2,443)
                                                               ------
Outstanding at February 28, 2005............................      892
                                                               ======

    The futures contracts outstanding as of February 28, 2005, and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                              CONTRACTS    APPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 2-Year Futures, June 2005 (Current
  Notional Value of $207,391 per contract)..................     387          270,381
U.S. Treasury Notes 2-Year Futures, March 2005 (Current
  Notional Value of $208,203 per contract)..................     119           94,153
U.S. Treasury Notes 5-Year Futures, June 2005 (Current
  Notional Value of $107,578 per contract)..................     330          106,582
U.S. Treasury Notes 5-Year Futures, March 2005 (Current
  Notional Value of $108,125 per contract)..................      56           65,471
                                                                 ---         --------
                                                                 892         $536,587
                                                                 ===         ========

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $2,050,900 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended February 28, 2005, are payments retained by Van Kampen of approximately $501,400 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $111,600.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

to increase assets under management and fees. However, pursuant to an agreement between the parties, that plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN CORPORATE BOND FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 32

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 17, 117, 217
CORP SAR 4/05 RN05-00665P-Y02/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Corporate Bond Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2005

By:  /s/ James W. Garrett
     --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: April 19, 2005